Annual Fund Operating Expenses - PIMCO REALPATH Blend 2050 Fund	Nov. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.05%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.09%	[2],[3]
Total Annual Fund Operating Expenses	0.15%	[4]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14%
Administrative
Operating Expenses:
Management Fees	0.05%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.09%	[2],[3]
Total Annual Fund Operating Expenses	0.40%	[4]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39%
A
Operating Expenses:
Management Fees	0.25%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.09%	[2],[3]
Total Annual Fund Operating Expenses	0.60%	[4]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
R
Operating Expenses:
Management Fees	0.30%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.09%	[2],[3]
Total Annual Fund Operating Expenses	0.90%	[4]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%

[1]	The Management Fee for Class A shares of the Fund has been restated to reflect current Management Fees.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.13%, 0.38%, 0.58% and 0.88% for Institutional Class, Administrative Class, Class A and Class R shares, respectively. Interest expense of the Underlying PIMCO Funds has been restated to reflect amounts that the Fund would have incurred if the updated Glide Path had been in effect for the entire fiscal year ended June 30, 2021.
[3]	Effective March 1, 2021, the Fund's Glide Path was updated. Acquired Fund Fees and Expenses have been restated to reflect amounts that the Fund would have incurred if the updated Glide Path had been in effect for the entire fiscal year ended June 30, 2021.
[4]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	PIMCO has contractually agreed, through October 31, 2022, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.